Received SEC

AUG 12 2015

Washington, DC 20549

15008043

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

Lisa Roberts
Vice President
Listing Qualifications

CERTNAS
001-37518

By Electronic Mail

August 12, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 11, 2015 The Nasdaq Stock Market (the "Exchange") received from Benitec Biopharma Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following securities:

Ordinary Shares, no par value[1]

American Depositary Shares,
each representing 20 Ordinary Shares

Warrants to purchase
American Depositary Shares,
each representing 20 Ordinary Shares

We further certify that the security(ies) described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts

[1] Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Global Select Market.